OTHER COMMITMENTS AND CONTINGENCIES - Legal Proceedings and Claims (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2011 Damages from early charter termination Golar Viking related claim	Dec. 31, 2012 Maximum Unasserted claim Potential litigation NR Satue related claim	Feb. 15, 2013 Maximum Damages from early charter termination Pending litigation Golar Viking related claim	Feb. 15, 2013 Subsequent event Damages from early charter termination Pending litigation Golar Viking related claim
Legal proceedings and claims:
Estimate of possible loss		$ 9.6	$ 21.0	$ 21.0
Duration of charter	15 months